CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Statement of Financial Position [Abstract]
Convertible notes payable, debt discount	$ 34,543	$ 272,793
Preferred stock, no par value
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, no par value
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	50,650,994	44,988,500
Common stock, shares outstanding	50,650,994	44,988,500